Exhibit 99.1

World Omni Auto Receivables Trust 2019-C
Monthly Servicer Certificate
February 28, 2022

Dates Covered
Collections Period	02/01/22 - 02/28/22
Interest Accrual Period	02/15/22 - 03/14/22
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/22	328,364,400.50	21,324
Yield Supplement Overcollateralization Amount 01/31/22	7,610,965.08	0
Receivables Balance 01/31/22	335,975,365.58	21,324
Principal Payments	15,592,155.81	612
Defaulted Receivables	289,780.30	16
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/22	7,084,507.60	0
Pool Balance at 02/28/22	313,008,921.87	20,696

Pool Statistics	$ Amount	# of Accounts
Pool Factor	28.44%
Prepayment ABS Speed	1.28%
Aggregate Starting Principal Balance	1,125,526,442.29	48,208

Delinquent Receivables:
Past Due 31-60 days	3,219,771.29	168
Past Due 61-90 days	900,990.99	41
Past Due 91-120 days	195,525.45	7
Past Due 121+ days	0.00	0
Total	4,316,287.73	216

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.35%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.34%
Delinquency Trigger Occurred	NO

Recoveries	271,723.07
Aggregate Net Losses/(Gains) - February 2022	18,057.23
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.06%
Prior Net Losses/(Gains) Ratio	0.21%
Second Prior Net Losses/(Gains) Ratio	0.11%
Third Prior Net Losses/(Gains) Ratio	0.14%
Four Month Average	0.13%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.68%

Overcollateralization Target Amount	5,399,680.85
Actual Overcollateralization	5,399,680.85
Weighted Average Contract Rate	4.66%
Weighted Average Contract Rate, Yield Adjusted	6.22%
Weighted Average Remaining Term	37.68

Flow of Funds	$ Amount
Collections	17,106,974.32
Investment Earnings on Cash Accounts	93.36
Servicing Fee	(279,979.47)
Transfer to Collection Account	-
Available Funds	16,827,088.21

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	452,813.21
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,400.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	32,400.00
(7) Noteholders' Third Priority Principal Distributable Amount	9,955,797.78
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,399,680.85
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	926,996.37

Total Distributions of Available Funds	16,827,088.21

Servicing Fee	279,979.47
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,028,630,000.00
Original Class B	32,400,000.00
Original Class C	16,200,000.00

Total Class A, B, & C
Note Balance @ 02/15/22	322,964,719.65
Principal Paid	15,355,478.63
Note Balance @ 03/15/22	307,609,241.02

Class A-1
Note Balance @ 02/15/22	0.00
Principal Paid	0.00
Note Balance @ 03/15/22	0.00
Note Factor @ 03/15/22	0.0000000%

Class A-2a
Note Balance @ 02/15/22	0.00
Principal Paid	0.00
Note Balance @ 03/15/22	0.00
Note Factor @ 03/15/22	0.0000000%

Class A-2b
Note Balance @ 02/15/22	0.00
Principal Paid	0.00
Note Balance @ 03/15/22	0.00
Note Factor @ 03/15/22	0.0000000%

Class A-3
Note Balance @ 02/15/22	194,064,719.65
Principal Paid	15,355,478.63
Note Balance @ 03/15/22	178,709,241.02
Note Factor @ 03/15/22	53.0656653%

Class A-4
Note Balance @ 02/15/22	80,300,000.00
Principal Paid	0.00
Note Balance @ 03/15/22	80,300,000.00
Note Factor @ 03/15/22	100.0000000%

Class B
Note Balance @ 02/15/22	32,400,000.00
Principal Paid	0.00
Note Balance @ 03/15/22	32,400,000.00
Note Factor @ 03/15/22	100.0000000%

Class C
Note Balance @ 02/15/22	16,200,000.00
Principal Paid	0.00
Note Balance @ 03/15/22	16,200,000.00
Note Factor @ 03/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	544,613.21
Total Principal Paid	15,355,478.63
Total Paid	15,900,091.84

Class A-1
Coupon	1.90481%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.19114%
Coupon	0.42114%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.96000%
Interest Paid	316,972.38
Principal Paid	15,355,478.63
Total Paid to A-3 Holders	15,672,451.01

Class A-4
Coupon	2.03000%
Interest Paid	135,840.83
Principal Paid	0.00
Total Paid to A-4 Holders	135,840.83

Class B
Coupon	2.20000%
Interest Paid	59,400.00
Principal Paid	0.00
Total Paid to B Holders	59,400.00

Class C
Coupon	2.40000%
Interest Paid	32,400.00
Principal Paid	0.00
Total Paid to C Holders	32,400.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.5055682
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.2545962
Total Distribution Amount	14.7601644

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.9412132
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	45.5963376
Total A-3 Distribution Amount	46.5375508

A-4 Interest Distribution Amount	1.6916666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6916666

B Interest Distribution Amount	1.8333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8333333

C Interest Distribution Amount	2.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	648.35
Noteholders' Principal Distributable Amount	351.65

Account Balances	$ Amount
Reserve Account
Balance as of 02/15/22	2,699,840.43
Investment Earnings	54.05
Investment Earnings Paid	(54.05)
Deposit/(Withdrawal)	-
Balance as of 03/15/22	2,699,840.43
Change	-

Required Reserve Amount	2,699,840.43

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$911,551.01	$1,529,053.40	$1,804,221.46
Number of Extensions	43	78	88
Ratio of extensions to Beginning of Period Receivables Balance	0.27%	0.43%	0.49%